Schedule of warrants (Details) - $ / shares	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Warrant outstanding, beginning	4,943,608	5,570,275		5,570,275
Warrant exercisable, beginning	4,943,608	5,570,275		5,570,275
Class A ordinary shares issuable, beginning	4,943,608	5,570,275		5,570,275
Weighted average exercise price, beginning	$ 1.73	$ 1.66		$ 1.66
Average remaining contractual life	1 year 4 months 17 days	1 year 1 month 24 days		7 months 2 days	1 year 7 months 17 days
Warrant outstanding, granted	4,949,156	251,608	[1]
Warrant exercisable, granted	4,949,156	251,608
Class A ordinary shares issuable, granted	4,949,156	251,608
Weighted average exercise price, granted	$ 1.65	$ 3.33
Average remaining contractual life, granted	1 year 10 months 6 days	2 years
Warrant outstanding, forfeited	(4,778,995)
Warrant exercisable, forfeited	(4,778,995)
Class A ordinary shares issuable, forfeited	(4,778,995)
Weighted average exercise price, forfeited	$ 1.73
Warrant outstanding, exercised	(164,713)	(810,425)
Warrant exercisable, exercised	(164,713)	(810,425)
Class A ordinary shares issuable, exercised	(164,713)	(810,425)
Weighted average exercise price, exercised	$ 1.65	$ 1.65
Warrant outstanding, ending	4,949,156	5,011,458		4,943,608	5,570,275
Warrant exercisable, ending	4,949,156	5,011,458		4,943,608	5,570,275
Class A ordinary shares issuable, ending	4,949,156	5,011,458		4,943,608	5,570,275
Weighted average exercise price, ending	$ 1.65	$ 1.74		$ 1.73	$ 1.66

[1]	The number of warrants were estimated based upon the IPO price of US$4.75, the midpoint of the estimated proposed IPO price range of $4.00 and $5.50 per share.